Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants (Details) [Line Items]
Public warrants outstanding		8,625,000	7,500,000
Public warrants, description	The Company may redeem the Public Warrants:• in whole and not in part;• at a price of $0.01 per warrant;• at any time while the warrants are exercisable;• upon not less than 30 days’ prior written notice of redemption to each warrant holder;• if, and only if, the reported last sale price of the share of common stock equals or exceeds $16.50 per share, for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.	The Company may redeem the Public Warrants:• in whole and not in part;• at a price of $0.01 per warrant;• at any time while the warrants are exercisable;• upon not less than 30 days’ prior written notice of redemption to each warrant holder;• if, and only if, the reported last sale price of the share of common stock equals or exceeds $16.50 per share, for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Issue price per common stock (in Dollars per share)	$ 9.2	$ 9.2
Percentage of exercise price of warrants adjusted	115.00%	115.00%
Share redemption trigger price (in Dollars per share)	$ 16.5	$ 16.5
Percentage of trigger price adjusted to market value	165.00%	165.00%
Exercise price per share (in Dollars per share)	$ 11.5	$ 11.5
Public warrants expire term	5 years
Private Placement [Member]
Warrants (Details) [Line Items]
Public warrants outstanding		6,675,000	6,000,000
Private Warrant [Member]
Warrants (Details) [Line Items]
Public warrants outstanding	6,675,000	6,675,000